K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

December 27, 2019

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Beacon Funds
File Nos. 033-11387 and 811-04984
Post-Effective Amendment No. 359

Ladies and Gentlemen:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the American Beacon Funds (the “Trust”) is Post-Effective Amendment No. 359 to the Trust’s currently effective Registration Statement on Form N-1A relating to the American Beacon International Equity Fund (the “Fund”), a series of the Trust. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purposes of this filing are to: (1) reflect the replacement of Templeton Investment Counsel, LLC with American Century Investment Management, Inc. as a sub-advisor to the Fund; and (2) make other non-material changes to the Fund’s prospectus and statement of additional information.

The Trust elects that this filing become effective on February 28, 2020, pursuant to Rule 485(a) under the 1933 Act. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,
/s/ Kathy K. Ingber

Kathy K. Ingber

Attachments

cc:    Rosemary Behan

American Beacon Advisors, Inc.